Cover	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2024
Entity File Number	000-53988
Entity Registrant Name	DSG GLOBAL INC.
Entity Central Index Key	0001413909
Entity Tax Identification Number	26-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	208 - 15272 Croydon Drive
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3Z 0Z5
City Area Code	604
Local Phone Number	762-2825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false